Schedule of restatement of consolidated statements of cash flows (Details) - CAD ($) $ in Thousands		12 Months Ended
		Jul. 31, 2019		Jul. 31, 2018
OPERATING ACTIVITIES
Total net loss		$ (69,608)	[1]	$ (23,350)
Tax recoveries	[1]	(18,213)
Impairment loss on inventory	[1]	19,335
Total operating activities		(124,706)	[1]	$ (22,185)
Previously reported
OPERATING ACTIVITIES
Total net loss		(81,564)
Tax recoveries		(3,840)
Impairment loss on inventory		16,918
Total operating activities		(124,706)
Correction
OPERATING ACTIVITIES
Total net loss		14,373
Tax recoveries		(14,373)
Impairment loss on inventory		0
Total operating activities		0
Adjustments
OPERATING ACTIVITIES
Total net loss		(2,417)
Tax recoveries		0
Impairment loss on inventory		2,417
Total operating activities		$ 0

[1]	Restated